Interests in entities - Interests in group companies (Detail)	12 Months Ended
Dec. 31, 2018
Philips (China) Investment Company Ltd [Member]
Interests in entities - Text Details (Detail) [Line Items]
Name of subsidiary	Philips (China) Investment Company, Ltd.
Principal place of business of subsidiary	China
Philips Consumer Lifestyle BV [Member]
Interests in entities - Text Details (Detail) [Line Items]
Name of subsidiary	Philips Consumer Lifestyle B.V.
Principal place of business of subsidiary	Netherlands
Philips GmbH [Member]
Interests in entities - Text Details (Detail) [Line Items]
Name of subsidiary	Philips GmbH
Principal place of business of subsidiary	Germany
Philips Medical Systems Nederland BV [Member]
Interests in entities - Text Details (Detail) [Line Items]
Name of subsidiary	Philips Medical Systems Nederland B.V.
Principal place of business of subsidiary	Netherlands
Philips Medizin Systeme Boblingen GmbH [Member]
Interests in entities - Text Details (Detail) [Line Items]
Name of subsidiary	Philips Medizin Systeme Böblingen GmbH
Principal place of business of subsidiary	Germany
Philips North America LLC [Member]
Interests in entities - Text Details (Detail) [Line Items]
Name of subsidiary	Philips North America LLC
Principal place of business of subsidiary	United States
Philips Oral Healthcare LLC [Member]
Interests in entities - Text Details (Detail) [Line Items]
Name of subsidiary	Philips Oral Healthcare, LLC
Principal place of business of subsidiary	United States
Philips Ultrasound Inc [Member]
Interests in entities - Text Details (Detail) [Line Items]
Name of subsidiary	Philips Ultrasound, Inc.
Principal place of business of subsidiary	United States
Respironics Inc [Member]
Interests in entities - Text Details (Detail) [Line Items]
Name of subsidiary	Respironics, Inc.
Principal place of business of subsidiary	United States